Loss Per Share	12 Months Ended
Dec. 31, 2018
Loss per share [abstract]
Loss per Share

11        Loss per Share

Basic loss per share (‘‘LPS’’) is calculated by dividing the net loss for the year attributable to Globus shareholders by the weighted average number of shares issued, paid and outstanding.

Diluted loss per share is calculated by dividing the net loss attributable to common equity holders of the parent by the weighted average shares outstanding during the year plus the weighted average number of common shares that would be issued on the conversion of all the dilutive potential common shares into common shares.

The Company excluded the dilutive effect of 4,302,321 of potential common shares issuable upon exercise of warrants as their effect was anti-dilutive.

The following reflects the loss and share data used in the basic and diluted loss per share computations:

	For the year ended December 31,
	2018	2017	2016
Loss attributable to common equity holders	(3,568)	(6,475)	(9,825)
Weighted average number of shares for basic and diluted LPS	3,200,927	2,574,995	260,384